Government Grants - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Details of Government grants [Line Items]
Other income	€ 712,043
Income from government grants	233,088
Government grants receivables	3,633,441
Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	2,957,836
Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 543,846